Subsequent Events - Issuance of Promissory Note (Details) - Subsequent Event - Promissory Note - USD ($) $ in Thousands		3 Months Ended
	Feb. 29, 2024	Mar. 31, 2024
Long-Term Promissory Note
Subsequent Event [Line Items]
Principal amount	$ 4,200
Interest rate	7.25%
Debt instrument, term	5 years
Promissory Note #1 Due 2034
Subsequent Event [Line Items]
Principal amount		$ 6,964
Interest rate		9.45%
Debt instrument, term		10 years
Promissory Note #2 Due 2034
Subsequent Event [Line Items]
Principal amount		$ 6,964
Interest rate		9.45%
Debt instrument, term		10 years